Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners of EquiTrust Life Annuity Account

EquiTrust Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise EquiTrust Life Annuity Account (the Separate Account), as of December 31, 2021, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Account’s auditor since 1998.

Des Moines, Iowa

April 26, 2022

Appendix:

Subaccounts comprising EquiTrust Life Annuity Account

Subaccounts	Statement of operations	Statements of changes in net assets

Product A

American Century VP Capital Appreciation Fund

American Century VP Inflation Protection Bond Fund

American Century VP Mid Cap Value Fund

American Century VP Ultra® Fund

American Century VP Value Fund

BNY Mellon Sustainable U.S. Equity Portfolio – Service Shares

BNY Mellon VIF Appreciation Portfolio – Initial Shares

BNY Mellon VIF Growth & Income Portfolio – Initial Shares

BNY Mellon VIF Opportunistic Small Cap Portfolio – Initial Shares

Calvert VP NASDAQ-100 Index Portfolio

Calvert VP Russell 2000® Small Cap Index Portfolio

Calvert VP S&P MidCap 400 Index Portfolio

Federated Hermes Government Money Fund II - Service Shares

Federated Hermes Managed Volatility Fund II - Primary Shares

Federated Hermes Quality Bond Fund II - Primary Shares

Fidelity® VIP Contrafund® Portfolio - Initial Class

Fidelity® VIP Growth & Income Portfolio - Initial Class

Fidelity® VIP Growth Portfolio - Initial Class

Fidelity® VIP High Income Portfolio - Service Class 2

Fidelity® VIP Index 500 Portfolio - Initial Class

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Overseas Portfolio - Initial Class

Franklin Global Real Estate VIP Fund - Class 2

Franklin Mutual Shares VIP Fund - Class 2

Franklin Small Cap Value VIP Fund - Class 2

Franklin Small-Mid Cap Growth VIP Fund - Class 2

Franklin U.S. Government Securities VIP Fund - Class 2

Templeton Growth VIP Fund - Class 2

J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1

J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1

T. Rowe Price All-Cap Opportunities Portfolio

T. Rowe Price Equity Income Portfolio

T. Rowe Price Mid-Cap Growth Portfolio

T. Rowe Price Moderate Allocation Portfolio

T. Rowe Price International Stock Portfolio

Product B

Calvert VP NASDAQ-100 Index Portfolio

Calvert VP S&P MidCap 400 Index Portfolio - Class F

Columbia VP Select Mid Cap Value Fund – Class 1

Columbia VP Small Cap Value Fund – Class 2

Federated Hermes Quality Bond Fund II - Primary Shares

Federated Hermes Managed Volatility Fund II - Primary Shares

Fidelity® VIP Contrafund® Portfolio - Service Class 2

Fidelity® VIP Growth Portfolio - Service Class 2

Fidelity® VIP High Income Portfolio - Service Class 2

Fidelity® VIP Index 500 Portfolio - Service Class 2

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Real Estate Portfolio - Service Class 2

Franklin Mutual Shares VIP Fund - Class 2

Franklin Small Cap Value VIP Fund - Class 2

Franklin U.S. Government Securities VIP Fund - Class 2

Templeton Global Bond VIP Fund - Class 2

T. Rowe Price Equity Income Portfolio

T. Rowe Price Moderate Allocation Portfolio

T. Rowe Price International Stock Portfolio

	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021

EquiTrust Life Annuity Account

Statements of Assets and Liabilities

December 31, 2021

		Net assets			Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Contracts in annuitization period	Total net assets	Cost	Shares owned	Accumulation units outstanding	Annuitized units outstanding
Product A
American Century VP Capital Appreciation Fund	$239,762	$239,762	$-	$239,762	$179,687	12,821.51	4,719.76	-
American Century VP Inflation Protection Bond Fund	45,212	45,212	-	45,212	40,033	3,948.67	2,961.75	-
American Century VP Mid Cap Value Fund	1,984	1,984	-	1,984	1,362	79.29	63.60	-
American Century VP Ultra® Fund	336,052	336,052	-	336,052	185,011	10,709.12	5,440.39	-
American Century VP Value Fund	237,038	237,038	-	237,038	162,128	17,340.04	10,340.58	-
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	49,134	49,134	-	49,134	30,698	859.73	1,303.83	-
BNY Mellon VIF Appreciation Portfolio - Initial Shares	1,071,040	1,071,040	-	1,071,040	768,087	19,937.46	23,762.59	-
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	598,782	598,782	-	598,782	410,857	14,400.73	13,069.57	-
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	892,443	888,869	3,574	892,443	697,048	15,448.22	24,696.65	99.31
Calvert VP NASDAQ-100 Index Portfolio	476,918	476,918	-	476,918	222,303	3,250.98	5,538.86	-
Calvert VP Russell 2000® Small Cap Index Portfolio	189,384	181,781	7,603	189,384	149,055	1,906.42	4,019.76	168.13
Calvert VP S&P MidCap 400 Index Portfolio	116,451	116,451	-	116,451	91,471	806.06	1,978.87	-
Federated Hermes Government Money Fund II - Service Shares	283,866	283,866	-	283,866	283,866	283,866.49	31,740.41	-
Federated Hermes Managed Volatility Fund II - Primary Shares	930,186	930,186	-	930,186	784,955	72,107.46	48,375.17	-
Federated Hermes Quality Bond Fund II - Primary Shares	1,265,268	1,265,268	-	1,265,268	1,244,745	112,368.40	103,169.37	-
Fidelity® VIP Contrafund® Portfolio - Initial Class	2,163,655	2,163,655	-	2,163,655	1,415,991	39,809.66	33,256.70	-
Fidelity® VIP Growth & Income Portfolio - Initial Class	425,641	425,641	-	425,641	324,472	16,233.46	10,861.88	-
Fidelity® VIP Growth Portfolio - Initial Class	740,457	740,457	-	740,457	528,323	7,228.91	12,629.93	-
Fidelity® VIP High Income Portfolio - Service Class 2	494,621	494,621	-	494,621	512,287	98,334.29	18,128.18	-
Fidelity® VIP Index 500 Portfolio - Initial Class	455,606	448,442	7,164	455,606	226,314	972.96	9,020.40	144.10
Fidelity® VIP Mid Cap Portfolio - Service Class 2	974,784	962,735	12,049	974,784	812,021	24,746.98	15,352.47	192.14
Fidelity® VIP Overseas Portfolio - Initial Class	362,342	362,342	-	362,342	237,929	12,375.06	12,224.08	-
Franklin Global Real Estate VIP Fund - Class 2	180,940	180,940	-	180,940	157,031	10,357.19	7,905.97	-
Franklin Mutual Shares VIP Fund - Class 2	287,202	287,202	-	287,202	269,555	14,958.43	10,866.75	-
Franklin Small Cap Value VIP Fund - Class 2	375,025	375,025	-	375,025	320,968	21,381.10	7,232.15	-
Franklin Small-Mid Cap Growth VIP Fund - Class 2	544,141	544,141	-	544,141	423,071	24,302.85	11,269.07	-
Franklin U.S. Government Securities VIP Fund - Class 2	567,344	567,344	-	567,344	598,031	49,035.75	40,877.27	-
Templeton Growth VIP Fund - Class 2	124,402	124,402	-	124,402	126,817	10,733.58	6,095.14	-
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	533,878	533,878	-	533,878	422,033	40,020.86	9,287.35	-
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	276,895	276,895	-	276,895	222,514	9,749.82	6,141.04	-
T. Rowe Price All-Cap Opportunities Portfolio	270,921	270,921	-	270,921	215,369	7,004.17	4,040.15	-
T. Rowe Price Equity Income Portfolio	946,166	940,993	5,173	946,166	816,267	31,465.45	22,448.23	123.41
T. Rowe Price Mid-Cap Growth Portfolio	442,501	430,848	11,653	442,501	353,272	12,837.29	4,367.32	118.12

See accompanying notes, including note 6 which includes per unit information.

EquiTrust Life Annuity Account

Statements of Assets and Liabilities (continued)

December 31, 2021

		Net assets			Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Contracts in annuitization period	Total net assets	Cost	Shares owned	Accumulation units outstanding	Annuitized units outstanding
T. Rowe Price Moderate Allocation Portfolio	$881,048	$873,851	$7,197	$881,048	$796,129	38,932.73	22,285.98	183.55
T. Rowe Price International Stock Portfolio	567,617	567,617	-	567,617	535,929	35,453.89	27,632.79	-
Product B
Calvert VP NASDAQ-100 Index Portfolio	$11,843	$11,843	$-	$11,843	$4,721	80.73	133.65	-
Calvert VP S&P MidCap 400 Index Portfolio - Class F	93,329	93,329	-	93,329	70,286	644.85	5,637.72	-
Columbia VP Select Mid Cap Value Fund - Class 1	5,897	5,897	-	5,897	2,950	159.89	184.14	-
Columbia VP Small Cap Value Fund - Class 2	50,034	50,034	-	50,034	33,820	2,431.20	1,050.52	-
Federated Hermes Quality Bond Fund II - Primary Shares	139,840	139,840	-	139,840	137,072	12,419.14	10,940.73	-
Fidelity® VIP Contrafund® Portfolio - Service Class 2	122,374	122,374	-	122,374	82,626	2,330.48	2,937.95	-
Fidelity® VIP Growth Portfolio - Service Class 2	105,010	105,010	-	105,010	77,220	1,056.23	3,332.34	-
Fidelity® VIP High Income Portfolio - Service Class 2	61,576	61,576	-	61,576	63,190	12,241.66	4,245.42	-
Fidelity® VIP Index 500 Portfolio - Service Class 2	7,776	7,776	-	7,776	3,668	16.83	110.90	-
Fidelity® VIP Mid Cap Portfolio - Service Class 2	54,308	54,308	-	54,308	45,310	1,378.72	1,699.21	-
Fidelity® VIP Real Estate Portfolio - Service Class 2	52,343	52,343	-	52,343	40,199	2,240.73	1,826.49	-
Franklin Mutual Shares VIP Fund - Class 2	153,897	153,897	-	153,897	141,530	8,015.45	4,864.50	-
Franklin Small Cap Value VIP Fund - Class 2	5,821	5,821	-	5,821	5,509	331.89	181.71	-
Franklin U.S. Government Securities VIP Fund - Class 2	139,599	139,599	-	139,599	146,651	12,065.62	11,590.41	-
Templeton Global Bond VIP Fund - Class 2	57,391	57,391	-	57,391	67,711	4,371.02	4,341.17	-
T. Rowe Price Equity Income Portfolio	10,025	10,025	-	10,025	9,310	333.39	345.31	-
T. Rowe Price Moderate Allocation Portfolio	5,234	5,234	-	5,234	4,595	231.27	149.18	-
T. Rowe Price International Stock Portfolio	140,030	140,030	-	140,030	134,151	8,746.39	6,757.43	-

See accompanying notes, including note 6 which includes per unit information.

EquiTrust Life Annuity Account

Statements of Operations

Year Ended December 31, 2021

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations
Product A
American Century VP Capital Appreciation Fund	$-	$(3,284)	$(3,284)	$1,995	$27,637	$29,632	$(4,946)	$21,402
American Century VP Inflation Protection Bond Fund	1,482	(611)	871	46	-	46	1,291	2,208
American Century VP Mid Cap Value Fund	22	(36)	(14)	1,252	-	1,252	(615)	623
American Century VP Ultra® Fund	-	(4,364)	(4,364)	26,576	19,864	46,440	16,271	58,347
American Century VP Value Fund	4,434	(3,605)	829	44,794	-	44,794	9,980	55,603
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	266	(621)	(355)	965	991	1,956	8,269	9,870
BNY Mellon VIF Appreciation Portfolio - Initial Shares	4,359	(13,734)	(9,375)	2,007	93,355	95,362	137,031	223,018
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	2,646	(7,748)	(5,102)	10,212	35,477	45,689	76,639	117,226
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	959	(12,281)	(11,322)	15,809	-	15,809	114,171	118,658
Calvert VP NASDAQ-100 Index Portfolio	1,201	(6,005)	(4,804)	27,037	23,660	50,697	49,889	95,782
Calvert VP Russell 2000® Small Cap Index Portfolio	1,463	(2,752)	(1,289)	14,077	5,392	19,469	6,687	24,867
Calvert VP S&P MidCap 400 Index Portfolio	915	(1,368)	(453)	9,517	3,109	12,626	8,457	20,630
Federated Hermes Government Money Fund II - Service Shares	5	(3,872)	(3,867)	-	-	-	-	(3,867)
Federated Hermes Managed Volatility Fund II - Primary Shares	15,586	(12,240)	3,346	(38)	-	(38)	133,117	136,425
Federated Hermes Quality Bond Fund II - Primary Shares	29,799	(17,413)	12,386	(549)	10,335	9,786	(56,033)	(33,861)
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,213	(27,301)	(26,088)	71,356	247,181	318,537	161,610	454,059
Fidelity® VIP Growth & Income Portfolio - Initial Class	9,757	(5,599)	4,158	6,458	18,349	24,807	56,393	85,358
Fidelity® VIP Growth Portfolio - Initial Class	-	(10,442)	(10,442)	61,612	152,448	214,060	(59,107)	144,511
Fidelity® VIP High Income Portfolio - Service Class 2	25,662	(6,856)	18,806	(5,457)	-	(5,457)	495	13,844
Fidelity® VIP Index 500 Portfolio - Initial Class	5,238	(5,882)	(644)	27,307	3,064	30,371	70,027	99,754
Fidelity® VIP Mid Cap Portfolio - Service Class 2	3,333	(13,097)	(9,764)	30,841	151,895	182,736	24,838	197,810
Fidelity® VIP Overseas Portfolio - Initial Class	1,803	(4,702)	(2,899)	8,553	25,497	34,050	24,189	55,340
Franklin Global Real Estate VIP Fund - Class 2	1,468	(2,298)	(830)	703	3,776	4,479	33,056	36,705
Franklin Mutual Shares VIP Fund - Class 2	8,158	(4,243)	3,915	(6,395)	-	(6,395)	51,792	49,312
Franklin Small Cap Value VIP Fund - Class 2	3,695	(5,172)	(1,477)	(2,642)	9,784	7,142	71,810	77,475
Franklin Small-Mid Cap Growth VIP Fund - Class 2	-	(7,996)	(7,996)	32,469	68,388	100,857	(43,984)	48,877
Franklin U.S. Government Securities VIP Fund - Class 2	14,091	(7,556)	6,535	(3,919)	-	(3,919)	(19,922)	(17,306)
Templeton Growth VIP Fund - Class 2	1,389	(1,750)	(361)	6	-	6	4,434	4,079
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	4,610	(7,205)	(2,595)	16,678	25,396	42,074	89,357	128,836
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	1,289	(3,629)	(2,340)	3,695	6,230	9,925	38,565	46,150

See accompanying notes.

EquiTrust Life Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2021

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations
T. Rowe Price All-Cap Opportunities Portfolio	$-	$(3,574)	$(3,574)	$7,116	$50,472	$57,588	$(9,855)	$44,159
T. Rowe Price Equity Income Portfolio	13,999	(12,369)	1,630	17,109	65,771	82,880	100,226	184,736
T. Rowe Price Mid-Cap Growth Portfolio	-	(5,859)	(5,859)	3,608	44,226	47,834	10,012	51,987
T. Rowe Price Moderate Allocation Portfolio	8,410	(11,954)	(3,544)	15,478	81,263	96,741	(23,385)	69,812
T. Rowe Price International Stock Portfolio	3,446	(8,454)	(5,008)	15,139	38,068	53,207	(46,164)	2,035
Product B
Calvert VP NASDAQ-100 Index Portfolio	$30	$(105)	$(75)	$104	$587	$691	$1,807	$2,423
Calvert VP S&P MidCap 400 Index Portfolio - Class F	748	(923)	(175)	4,399	2,541	6,940	13,266	20,031
Columbia VP Select Mid Cap Value Fund - Class 1	-	(53)	(53)	36	-	36	1,418	1,401
Columbia VP Small Cap Value Fund - Class 2	247	(528)	(281)	2,779	-	2,779	12,120	14,618
Federated Hermes Quality Bond Fund II - Primary Shares	2,883	(1,313)	1,570	30	1,000	1,030	(5,597)	(2,997)
Fidelity® VIP Contrafund® Portfolio - Service Class 2	30	(1,119)	(1,089)	4,267	14,218	18,485	9,000	26,396
Fidelity® VIP Growth Portfolio - Service Class 2	-	(1,000)	(1,000)	5,696	21,170	26,866	(6,225)	19,641
Fidelity® VIP High Income Portfolio - Service Class 2	3,144	(577)	2,567	(148)	-	(148)	(554)	1,865
Fidelity® VIP Index 500 Portfolio - Service Class 2	73	(69)	4	72	51	123	1,565	1,692
Fidelity® VIP Mid Cap Portfolio - Service Class 2	187	(532)	(345)	3,036	8,485	11,521	792	11,968
Fidelity® VIP Real Estate Portfolio - Service Class 2	434	(456)	(22)	113	281	394	14,192	14,564
Franklin Mutual Shares VIP Fund - Class 2	4,336	(1,501)	2,835	(2,301)	-	(2,301)	24,499	25,033
Franklin Small Cap Value VIP Fund - Class 2	56	(56)	-	(13)	149	136	999	1,135
Franklin U.S. Government Securities VIP Fund - Class 2	3,434	(1,296)	2,138	(197)	-	(197)	(5,543)	(3,602)
Templeton Global Bond VIP Fund - Class 2	-	(535)	(535)	(322)	-	(322)	(2,413)	(3,270)
T. Rowe Price Equity Income Portfolio	149	(95)	54	18	697	715	1,251	2,020
T. Rowe Price Moderate Allocation Portfolio	50	(50)	-	17	483	500	(68)	432
T. Rowe Price International Stock Portfolio	850	(1,426)	(576)	1,404	9,392	10,796	(9,645)	575

See accompanying notes.

EquiTrust Life Annuity Account

Statements of Changes in Net Assets

For the Year Ended December 31, 2021

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
Product A
American Century VP Capital Appreciation Fund	$223,849	$(3,284)	$29,632	$(4,946)	$21,402	$1,650	$(917)	$(111)	$(6,111)	$(5,489)	$15,913	$239,762
American Century VP Inflation Protection Bond Fund	43,185	871	46	1,291	2,208	-	-	(4)	(177)	(181)	2,027	45,212
American Century VP Mid Cap Value Fund	8,055	(14)	1,252	(615)	623	-	(6,692)	(2)	-	(6,694)	(6,071)	1,984
American Century VP Ultra® Fund	318,635	(4,364)	46,440	16,271	58,347	150	(8,795)	(116)	(32,169)	(40,930)	17,417	336,052
American Century VP Value Fund	258,062	829	44,794	9,980	55,603	1,539	(12,689)	(149)	(65,328)	(76,627)	(21,024)	237,038
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	40,704	(355)	1,956	8,269	9,870	10	(802)	(55)	(593)	(1,440)	8,430	49,134
BNY Mellon VIF Appreciation Portfolio - Initial Shares	911,184	(9,375)	95,362	137,031	223,018	15,402	(24,735)	(717)	(53,112)	(63,162)	159,856	1,071,040
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	496,040	(5,102)	45,689	76,639	117,226	590	(10,429)	(254)	(4,391)	(14,484)	102,742	598,782
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	805,557	(11,322)	15,809	114,171	118,658	21,757	(11,984)	(339)	(41,206)	(31,772)	86,886	892,443
Calvert VP NASDAQ-100 Index Portfolio	411,132	(4,804)	50,697	49,889	95,782	160	(8,835)	(84)	(21,237)	(29,996)	65,786	476,918
Calvert VP Russell 2000® Small Cap Index Portfolio	190,277	(1,289)	19,469	6,687	24,867	1,390	(13,372)	167	(13,945)	(25,760)	(893)	189,384
Calvert VP S&P MidCap 400 Index Portfolio	108,564	(453)	12,626	8,457	20,630	322	-	(121)	(12,944)	(12,743)	7,887	116,451
Federated Hermes Government Money Fund II - Service Shares	268,091	(3,867)	-	-	(3,867)	8,602	(7,468)	(234)	18,742	19,642	15,775	283,866
Federated Hermes Managed Volatility Fund II - Primary Shares	802,002	3,346	(38)	133,117	136,425	16,880	(40,869)	(482)	16,230	(8,241)	128,184	930,186
Federated Hermes Quality Bond Fund II - Primary Shares	1,198,011	12,386	9,786	(56,033)	(33,861)	26,429	(39,882)	(813)	115,384	101,118	67,257	1,265,268

See accompanying notes.

EquiTrust Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2021

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
Fidelity® VIP Contrafund® Portfolio - Initial Class	$1,814,179	$(26,088)	$318,537	$161,610	$454,059	$11,289	$(47,349)	$(587)	$(67,936)	$(104,583)	$349,476	$2,163,655
Fidelity® VIP Growth & Income Portfolio - Initial Class	363,867	4,158	24,807	56,393	85,358	840	(3,914)	(129)	(20,381)	(23,584)	61,774	425,641
Fidelity® VIP Growth Portfolio - Initial Class	708,153	(10,442)	214,060	(59,107)	144,511	7,038	(24,314)	(184)	(94,747)	(112,207)	32,304	740,457
Fidelity® VIP High Income Portfolio - Service Class 2	464,006	18,806	(5,457)	495	13,844	4,928	(42,843)	(342)	55,028	16,771	30,615	494,621
Fidelity® VIP Index 500 Portfolio - Initial Class	390,881	(644)	30,371	70,027	99,754	2,835	(18,651)	(72)	(19,141)	(35,029)	64,725	455,606
Fidelity® VIP Mid Cap Portfolio - Service Class 2	893,708	(9,764)	182,736	24,838	197,810	7,106	(31,061)	66	(92,845)	(116,734)	81,076	974,784
Fidelity® VIP Overseas Portfolio - Initial Class	314,615	(2,899)	34,050	24,189	55,340	3,751	(2,620)	(102)	(8,642)	(7,613)	47,727	362,342
Franklin Global Real Estate VIP Fund - Class 2	145,928	(830)	4,479	33,056	36,705	134	(3,673)	(106)	1,952	(1,693)	35,012	180,940
Franklin Mutual Shares VIP Fund - Class 2	290,971	3,915	(6,395)	51,792	49,312	1,637	(23,707)	(175)	(30,836)	(53,081)	(3,769)	287,202
Franklin Small Cap Value VIP Fund - Class 2	326,362	(1,477)	7,142	71,810	77,475	3,500	(6,357)	(263)	(25,692)	(28,812)	48,663	375,025
Franklin Small-Mid Cap Growth VIP Fund - Class 2	581,486	(7,996)	100,857	(43,984)	48,877	6,689	(29,205)	(224)	(63,482)	(86,222)	(37,345)	544,141
Franklin U.S. Government Securities VIP Fund - Class 2	499,494	6,535	(3,919)	(19,922)	(17,306)	13,165	(26,547)	(303)	98,841	85,156	67,850	567,344
Templeton Growth VIP Fund - Class 2	124,108	(361)	6	4,434	4,079	288	(4,952)	(49)	928	(3,785)	294	124,402
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	464,914	(2,595)	42,074	89,357	128,836	6,511	(18,008)	(345)	(48,030)	(59,872)	68,964	533,878
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	243,750	(2,340)	9,925	38,565	46,150	3,988	(3,326)	(60)	(13,607)	(13,005)	33,145	276,895
T. Rowe Price All-Cap Opportunities Portfolio	239,381	(3,574)	57,588	(9,855)	44,159	650	(4,714)	(203)	(8,352)	(12,619)	31,540	270,921

See accompanying notes.

EquiTrust Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2021

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
T. Rowe Price Equity Income Portfolio	$780,397	$1,630	$82,880	$100,226	$184,736	$20,831	$(6,540)	$(253)	$(33,005)	$(18,967)	$165,769	$946,166
T. Rowe Price Mid-Cap Growth Portfolio	389,254	(5,859)	47,834	10,012	51,987	8,254	(4,517)	63	(2,540)	1,260	53,247	442,501
T. Rowe Price Moderate Allocation Portfolio	850,638	(3,544)	96,741	(23,385)	69,812	8,294	(17,030)	(356)	(30,310)	(39,402)	30,410	881,048
T. Rowe Price International Stock Portfolio	627,408	(5,008)	53,207	(46,164)	2,035	4,201	(24,439)	(310)	(41,278)	(61,826)	(59,791)	567,617
Product B
Calvert VP NASDAQ-100 Index Portfolio	$9,470	$(75)	$691	$1,807	$2,423	$-	$-	$(50)	$-	$(50)	$2,373	$11,843
Calvert VP S&P MidCap 400 Index Portfolio - Class F	90,412	(175)	6,940	13,266	20,031	1,600	-	(772)	(17,942)	(17,114)	2,917	93,329
Columbia VP Select Mid Cap Value Fund - Class 1	4,521	(53)	36	1,418	1,401	-	-	(25)	-	(25)	1,376	5,897
Columbia VP Small Cap Value Fund - Class 2	53,298	(281)	2,779	12,120	14,618	839	-	(442)	(18,279)	(17,882)	(3,264)	50,034
Federated Hermes Quality Bond Fund II - Primary Shares	114,533	1,570	1,030	(5,597)	(2,997)	3,624	-	(1,002)	25,682	28,304	25,307	139,840
Fidelity® VIP Contrafund® Portfolio - Service Class 2	100,646	(1,089)	18,485	9,000	26,396	1,828	-	(899)	(5,597)	(4,668)	21,728	122,374
Fidelity® VIP Growth Portfolio - Service Class 2	94,127	(1,000)	26,866	(6,225)	19,641	1,750	-	(815)	(9,693)	(8,758)	10,883	105,010
Fidelity® VIP High Income Portfolio - Service Class 2	51,202	2,567	(148)	(554)	1,865	1,288	-	(466)	7,687	8,509	10,374	61,576
Fidelity® VIP Index 500 Portfolio - Service Class 2	6,117	4	123	1,565	1,692	-	-	(33)	-	(33)	1,659	7,776
Fidelity® VIP Mid Cap Portfolio - Service Class 2	52,355	(345)	11,521	792	11,968	911	-	(406)	(10,520)	(10,015)	1,953	54,308
Fidelity® VIP Real Estate Portfolio - Service Class 2	38,711	(22)	394	14,192	14,564	761	-	(357)	(1,336)	(932)	13,632	52,343

See accompanying notes.

EquiTrust Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2021

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
Franklin Mutual Shares VIP Fund - Class 2	$140,554	$2,835	$(2,301)	$24,499	$25,033	$2,667	$-	$(1,246)	$(13,111)	$(11,690)	$13,343	$153,897
Franklin Small Cap Value VIP Fund - Class 2	4,713	-	136	999	1,135	-	-	(27)	-	(27)	1,108	5,821
Franklin U.S. Government Securities VIP Fund - Class 2	109,294	2,138	(197)	(5,543)	(3,602)	3,624	-	(992)	31,275	33,907	30,305	139,599
Templeton Global Bond VIP Fund - Class 2	45,614	(535)	(322)	(2,413)	(3,270)	1,288	-	(439)	14,198	15,047	11,777	57,391
T. Rowe Price Equity Income Portfolio	8,356	54	715	1,251	2,020	-	-	(50)	(301)	(351)	1,669	10,025
T. Rowe Price Moderate Allocation Portfolio	4,827	-	500	(68)	432	-	-	(25)	-	(25)	407	5,234
T. Rowe Price International Stock Portfolio	139,040	(576)	10,796	(9,645)	575	2,589	-	(1,180)	(994)	415	990	140,030

See accompanying notes.

EquiTrust Life Annuity Account

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2019	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2020
Product A
American Century VP Capital Appreciation Fund	$180,832	$(2,626)	$23,498	$47,901	$68,773	$2,880	$(1,380)	$(112)	$(27,144)	$(25,756)	$43,017	$223,849
American Century VP Inflation Protection Bond Fund	39,886	91	6	3,207	3,304	-	-	(5)	-	(5)	3,299	43,185
American Century VP Mid Cap Value Fund	7,485	36	274	(164)	146	-	(974)	-	1,398	424	570	8,055
American Century VP Ultra® Fund	261,634	(3,716)	73,929	36,353	106,566	120	(17,823)	(116)	(31,746)	(49,565)	57,001	318,635
American Century VP Value Fund	235,274	2,204	7,885	(5,014)	5,075	648	(4,386)	(152)	21,603	17,713	22,788	258,062
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	38,893	(189)	2,639	4,844	7,294	300	(3,632)	(77)	(2,074)	(5,483)	1,811	40,704
BNY Mellon VIF Appreciation Portfolio - Initial Shares	821,095	(4,829)	49,491	118,900	163,562	5,943	(31,807)	(809)	(46,800)	(73,473)	90,089	911,184
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	478,259	(2,689)	62,831	25,146	85,288	600	(66,233)	(268)	(1,606)	(67,507)	17,781	496,040
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	832,234	(4,895)	35,360	81,439	111,904	5,451	(144,728)	(1,083)	1,779	(138,581)	(26,677)	805,557
Calvert VP NASDAQ-100 Index Portfolio	330,741	(3,428)	87,209	58,952	142,733	5,225	(6,143)	(153)	(61,271)	(62,342)	80,391	411,132
Calvert VP Russell 2000® Small Cap Index Portfolio	171,970	(457)	14,090	14,297	27,930	1,440	(8,746)	62	(2,379)	(9,623)	18,307	190,277
Calvert VP S&P MidCap 400 Index Portfolio	137,944	(426)	9,307	124	9,005	1,756	(43,922)	(120)	3,901	(38,385)	(29,380)	108,564
Federated Hermes Government Money Fund II - Service Shares	107,453	(2,939)	-	-	(2,939)	2,548	(67,269)	(229)	228,527	163,577	160,638	268,091
Federated Hermes Managed Volatility Fund II - Primary Shares	901,253	10,575	(16,493)	(9,183)	(15,101)	12,632	(60,623)	(705)	(35,454)	(84,150)	(99,251)	802,002
Federated Hermes Quality Bond Fund II - Primary Shares	1,265,322	17,696	1,341	55,844	74,881	8,743	(101,552)	(1,545)	(47,838)	(142,192)	(67,311)	1,198,011

See accompanying notes.

EquiTrust Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2020

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2019	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2020
Fidelity® VIP Contrafund® Portfolio - Initial Class	$1,486,426	$(18,079)	$53,966	$373,178	$409,065	$5,469	$(22,133)	$(659)	$(63,989)	$(81,312)	$327,753	$1,814,179
Fidelity® VIP Growth & Income Portfolio - Initial Class	419,258	2,369	30,711	(24,344)	8,736	1,400	(52,966)	(161)	(12,400)	(64,127)	(55,391)	363,867
Fidelity® VIP Growth Portfolio - Initial Class	610,720	(7,913)	104,675	115,099	211,861	5,340	(85,817)	(223)	(33,728)	(114,428)	97,433	708,153
Fidelity® VIP High Income Portfolio - Service Class 2	488,316	16,073	(12,171)	(2,516)	1,386	1,230	(40,383)	(944)	14,401	(25,696)	(24,310)	464,006
Fidelity® VIP Index 500 Portfolio - Initial Class	326,114	1,286	13,976	42,745	58,007	3,880	(15,363)	(130)	18,373	6,760	64,767	390,881
Fidelity® VIP Mid Cap Portfolio - Service Class 2	888,010	(7,952)	(20,491)	153,017	124,574	8,523	(133,978)	(84)	6,663	(118,876)	5,698	893,708
Fidelity® VIP Overseas Portfolio - Initial Class	342,106	(2,863)	26,043	10,078	33,258	268	(41,196)	(124)	(19,697)	(60,749)	(27,491)	314,615
Franklin Global Real Estate VIP Fund - Class 2	152,523	2,851	16,873	(33,617)	(13,893)	2,640	(759)	(439)	5,856	7,298	(6,595)	145,928
Franklin Mutual Shares VIP Fund - Class 2	285,200	3,967	5,959	(22,812)	(12,886)	684	(7,171)	(195)	25,339	18,657	5,771	290,971
Franklin Small Cap Value VIP Fund - Class 2	381,070	593	(38,271)	37,408	(270)	3,330	(34,169)	(253)	(23,346)	(54,438)	(54,708)	326,362
Franklin Small-Mid Cap Growth VIP Fund - Class 2	465,323	(6,587)	50,051	160,611	204,075	2,237	(68,482)	(979)	(20,688)	(87,912)	116,163	581,486
Franklin U.S. Government Securities VIP Fund - Class 2	542,846	10,675	(7,113)	9,566	13,128	6,541	(33,029)	(431)	(29,561)	(56,480)	(43,352)	499,494
Templeton Growth VIP Fund - Class 2	124,000	1,697	(29)	3,542	5,210	288	(6,355)	(59)	1,024	(5,102)	108	124,108
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	526,203	185	24,075	(42,160)	(17,900)	1,693	(79,890)	(1,098)	35,906	(43,389)	(61,289)	464,914
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	342,691	(428)	(6,855)	6,103	(1,180)	2,570	(10,935)	(106)	(89,290)	(97,761)	(98,941)	243,750
T. Rowe Price All-Cap Opportunities Portfolio	272,993	(3,287)	66,566	13,552	76,831	650	(88,623)	(198)	(22,272)	(110,443)	(33,612)	239,381

See accompanying notes.

EquiTrust Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2020

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2019	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2020
T. Rowe Price Equity Income Portfolio	$783,825	$6,513	$24,449	$(38,139)	$(7,177)	$3,987	$(36,013)	$(379)	$36,154	$3,749	$(3,428)	$780,397
T. Rowe Price Mid-Cap Growth Portfolio	439,594	(5,232)	31,496	39,813	66,077	1,301	(40,955)	(109)	(76,654)	(116,417)	(50,340)	389,254
T. Rowe Price Moderate Allocation Portfolio	793,031	(89)	35,695	60,039	95,645	4,429	(42,882)	(1,729)	2,144	(38,038)	57,607	850,638
T. Rowe Price International Stock Portfolio	538,150	(4,337)	35,266	49,894	80,823	5,133	(25,923)	(993)	30,218	8,435	89,258	627,408
Product B
Calvert VP NASDAQ-100 Index Portfolio	$6,489	$(40)	$348	$2,717	$3,025	$-	$-	$(44)	$-	$(44)	$2,981	$9,470
Calvert VP S&P MidCap 400 Index Portfolio - Class F	88,461	260	3,404	9,771	13,435	910	(15,952)	(843)	4,401	(11,484)	1,951	90,412
Columbia VP Select Mid Cap Value Fund - Class 1	4,273	(37)	12	295	270	-	-	(22)	-	(22)	248	4,521
Columbia VP Small Cap Value Fund - Class 2	49,007	(303)	(766)	9,085	8,016	494	(8,786)	(468)	5,035	(3,725)	4,291	53,298
Federated Hermes Managed Volatility Fund II - Primary Shares	1,168	24	(43)	(121)	(140)	-	-	-	(1,028)	(1,028)	(1,168)	-
Federated Hermes Quality Bond Fund II - Primary Shares	130,604	2,359	465	5,646	8,470	1,438	(20,200)	(1,142)	(4,637)	(24,541)	(16,071)	114,533
Fidelity® VIP Contrafund® Portfolio - Service Class 2	110,512	(966)	10,000	17,161	26,195	1,022	(17,801)	(1,009)	(18,273)	(36,061)	(9,866)	100,646
Fidelity® VIP Growth Portfolio - Service Class 2	96,230	(907)	21,046	13,477	33,616	944	(16,255)	(920)	(19,488)	(35,719)	(2,103)	94,127
Fidelity® VIP High Income Portfolio - Service Class 2	59,251	2,244	(2,126)	387	505	598	(9,369)	(522)	739	(8,554)	(8,049)	51,202
Fidelity® VIP Index 500 Portfolio - Service Class 2	5,241	30	66	811	907	-	-	(31)	-	(31)	876	6,117
Fidelity® VIP Mid Cap Portfolio - Service Class 2	48,189	(281)	2,438	7,426	9,583	451	(7,414)	(432)	1,978	(5,417)	4,166	52,355

See accompanying notes.

EquiTrust Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2020

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2019	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2020
Fidelity® VIP Real Estate Portfolio - Service Class 2	$42,992	$410	$1,150	$(4,394)	$(2,834)	$416	$(7,083)	$(385)	$5,605	$(1,447)	$(4,281)	$38,711
Franklin Mutual Shares VIP Fund - Class 2	151,012	2,868	(735)	(6,667)	(4,534)	1,516	(26,347)	(1,373)	20,280	(5,924)	(10,458)	140,554
Franklin Small Cap Value VIP Fund - Class 2	4,552	19	208	(43)	184	-	-	(23)	-	(23)	161	4,713
Franklin U.S. Government Securities VIP Fund - Class 2	129,037	3,047	(2,326)	2,923	3,644	1,438	(20,029)	(1,126)	(3,670)	(23,387)	(19,743)	109,294
Templeton Global Bond VIP Fund - Class 2	53,807	4,010	(3,520)	(3,845)	(3,355)	598	(9,278)	(499)	4,341	(4,838)	(8,193)	45,614
T. Rowe Price Equity Income Portfolio	7,997	98	143	(135)	106	-	-	(47)	300	253	359	8,356
T. Rowe Price Moderate Allocation Portfolio	6,506	18	(52)	275	241	-	-	(26)	(1,894)	(1,920)	(1,679)	4,827
T. Rowe Price International Stock Portfolio	148,161	(684)	9,004	10,535	18,855	1,438	(24,993)	(1,350)	(3,071)	(27,976)	(9,121)	139,040

See accompanying notes.

EquiTrust Life Annuity Account

Notes to Financial Statements

December 31, 2021

1. Organization and Significant Accounting Policies

Organization

EquiTrust Life Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by EquiTrust Life Insurance Company (the Company). The Account is a funding vehicle for individual flexible premium deferred variable annuity contracts (Product A) and variable annuity contracts (Product B) issued by the Company. The Company discontinued sales of all new variable annuity contracts but continues to receive premiums from sales that occurred prior to this change.

The assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not available to satisfy liabilities arising out of any other business the Company may conduct.

At the direction of eligible contract owners, the Account invests in the following fifty investment subaccounts which, in turn, own open-end mutual fund shares of registered investment companies (the Funds). Eligible contract owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates with a guaranteed minimum. Assets and liabilities associated with funds allocated to the DIO are excluded from the Account as these are included in the Company’s general account.

Subaccount / Fund	Product
American Century Variable Portfolios, Inc.
American Century VP Capital Appreciation Fund	A
American Century VP Inflation Protection Bond Fund	A
American Century VP Mid Cap Value Fund	A
American Century VP Ultra® Fund	A
American Century VP Value Fund	A
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
BNY Mellon Sustainable U.S. Equity Portfolio – Service Shares	A
BNY Mellon Variable Investment Fund
BNY Mellon VIF Appreciation Portfolio - Initial Shares	A
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	A
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	A
Calvert Variable Products, Inc.
Calvert VP EAFE International Index Portfolio - Class F (1)	B
Calvert VP NASDAQ-100 Index Portfolio	A & B
Calvert VP Russell 2000® Small Cap Index Portfolio	A
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F (1)	B
Calvert VP S&P MidCap 400 Index Portfolio	A
Calvert VP S&P MidCap 400 Index Portfolio - Class F	B
Columbia Variable Products, Inc.
Columbia VP Overseas Core Fund - Class 1 (1)	B
Columbia VP Select Mid Cap Value Fund - Class 1	B
Columbia VP Small Cap Value Fund - Class 2	B
Columbia VP Small Company Growth Fund - Class 2 (1)	B

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

Subaccount / Fund	Product
Deutsche DWS Variable Series I
DWS Global Small Cap VIP - Class A (1)	B
Deutsche DWS Variable Series II
DWS International Growth VIP - Class A (1)	B
Federated Hermes Insurance Series
Federated Hermes Government Money Fund II - Service Shares (1)	A & B
Federated Hermes Managed Volatility Fund II - Primary Shares (2)	A & B
Federated Hermes Quality Bond Fund II - Primary Shares	A & B
Fidelity® Variable Insurance Products Funds
Fidelity® VIP Contrafund® Portfolio - Initial Class	A
Fidelity® VIP Contrafund® Portfolio - Service Class 2	B
Fidelity® VIP Growth & Income Portfolio - Initial Class	A
Fidelity® VIP Growth Portfolio - Initial Class	A
Fidelity® VIP Growth Portfolio - Service Class 2	B
Fidelity® VIP High Income Portfolio - Service Class 2	A & B
Fidelity® VIP Index 500 Portfolio - Initial Class	A
Fidelity® VIP Index 500 Portfolio - Service Class 2	B
Fidelity® VIP Mid Cap Portfolio - Service Class 2	A & B
Fidelity® VIP Overseas Portfolio - Initial Class	A
Fidelity® VIP Real Estate Portfolio - Service Class 2	B
Franklin Templeton Variable Insurance Products Trust
Franklin Global Real Estate VIP Fund - Class 2	A
Franklin Mutual Shares VIP Fund - Class 2	A & B
Franklin Small Cap Value VIP Fund - Class 2	A & B
Franklin Small-Mid Cap Growth VIP Fund - Class 2	A
Franklin U.S. Government Securities VIP Fund - Class 2	A & B
Templeton Global Bond VIP Fund - Class 2	B
Templeton Growth VIP Fund - Class 2	A
J.P. Morgan Insurance Trust
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	A
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	A
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2 (1)	B
T. Rowe Price Equity Series, Inc.
T. Rowe Price All-Cap Opportunities Portfolio (1) (3)	A & B
T. Rowe Price Equity Income Portfolio	A & B
T. Rowe Price Mid-Cap Growth Portfolio	A
T. Rowe Price Moderate Allocation Portfolio	A & B
T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio	A & B

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

(1)	Product B subaccount was inactive during 2021 and 2020; accordingly, a Statement of Assets and Liabilities, a Statement of Operations and a Statement of Changes in Net Assets have not been presented herein.

(2)	Product B subaccount was inactive during 2021; accordingly, a Statement of Assets and Liabilities, a Statement of Operations and a Statement of Changes in Net Assets for the year ended December 31, 2021, have not been presented herein.

(3)	The name of the following investment option changed during the year:

Current Name	Former Name
T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price New America Growth Portfolio

Investments

Investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

The inputs used in determining the fair value of the Account’s investments are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of the investments)

At December 31, 2021, all valuation inputs used to determine the fair value of mutual fund shares owned by the Account were classified as Level 1. There were no transfers into or out of Level 3 during the year.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

Contracts in Annuitization Period

Net assets allocated to contracts in the annuitization period are computed according to the mortality table indicated in the original contract with an assumed investment return determined at the time of annuitization. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Account’s financial statements and accompanying notes in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

2. Expense Charges and Related Party Transactions

Paid to the Company

The Account pays the Company certain amounts relating to the distribution and administration of the contracts funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

Mortality and Expense Risk Charges: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.40% on Product A, and 1.00% on Product B of the average daily net asset value of the Account. These charges are assessed in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with contracts issued.

Administrative Charge: Prior to the annuity payment period, the Company will deduct an administrative charge of $45 annually on Product A or $4 monthly on Product B to reimburse it for administrative expenses related to the contract. Product B is also assessed an asset-based administrative charge of 0.04% monthly of the variable accumulated value for the first eight contract years and thereafter, 0.02% monthly. A portion of this charge may be deducted from funds held in the fixed interest subaccount.

Transfer Charge: A transfer charge of $25 for Product A or $10 for Product B may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one contract year.

3. Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

4. Purchases and Sales of Investment Securities

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2021:

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Product A:
American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	$29,159	$10,295
American Century VP Inflation Protection Bond Fund	1,481	791
American Century VP Mid Cap Value Fund	22	6,730
American Century VP Ultra® Fund	20,112	45,542
American Century VP Value Fund	9,908	85,706

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	1,266	2,070

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	111,463	90,645
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	38,640	22,749
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	21,991	65,085

Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	32,099	43,239
Calvert VP Russell 2000® Small Cap Index Portfolio	18,683	40,340
Calvert VP S&P MidCap 400 Index Portfolio	26,569	36,656

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	36,232	20,457
Federated Hermes Managed Volatility Fund II - Primary Shares	62,944	67,839
Federated Hermes Quality Bond Fund II - Primary Shares	233,466	109,627

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	279,769	163,259
Fidelity® VIP Growth & Income Portfolio - Initial Class	28,509	29,586
Fidelity® VIP Growth Portfolio - Initial Class	166,523	136,724
Fidelity® VIP High Income Portfolio - Service Class 2	90,557	54,980
Fidelity® VIP Index 500 Portfolio - Initial Class	10,121	42,730
Fidelity® VIP Mid Cap Portfolio - Service Class 2	186,126	160,729
Fidelity® VIP Overseas Portfolio - Initial Class	32,504	17,519

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	9,992	8,739
Franklin Mutual Shares VIP Fund - Class 2	17,785	66,951
Franklin Small Cap Value VIP Fund - Class 2	24,067	44,572
Franklin Small-Mid Cap Growth VIP Fund - Class 2	73,654	99,484
Franklin U.S. Government Securities VIP Fund - Class 2	147,081	55,390
Templeton Growth VIP Fund - Class 2	4,267	8,413

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	Cost of	Proceeds
Subaccount	Purchases	from Sales

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	$39,194	$76,265
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	33,074	42,189

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	51,093	16,814
T. Rowe Price Equity Income Portfolio	100,616	52,182
T. Rowe Price Mid-Cap Growth Portfolio	52,046	12,419
T. Rowe Price Moderate Allocation Portfolio	116,991	78,674

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	75,419	104,185

Product B:
Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	$617	$155
Calvert VP S&P MidCap 400 Index Portfolio - Class F	6,260	21,008

Columbia Variable Products, Inc.:
Columbia VP Select Mid Cap Value Fund - Class 1	-	78
Columbia VP Small Cap Value Fund - Class 2	2,553	20,716

Federated Hermes Insurance Series:
Federated Hermes Quality Bond Fund II - Primary Shares	33,169	2,295

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	17,493	9,032
Fidelity® VIP Growth Portfolio - Service Class 2	23,341	11,929
Fidelity® VIP High Income Portfolio - Service Class 2	12,234	1,158
Fidelity® VIP Index 500 Portfolio - Service Class 2	124	102
Fidelity® VIP Mid Cap Portfolio - Service Class 2	9,988	11,863
Fidelity® VIP Real Estate Portfolio - Service Class 2	2,282	2,955

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund - Class 2	9,059	17,914
Franklin Small Cap Value VIP Fund - Class 2	204	82
Franklin U.S. Government Securities VIP Fund - Class 2	38,147	2,102
Templeton Global Bond VIP Fund - Class 2	15,400	888

T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	846	446
T. Rowe Price Moderate Allocation Portfolio	533	75

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	17,150	7,919

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

5. Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows for the periods ended December 31, 2021 and 2020:

	Period Ended December 31,
	2021			2020
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)

Product A:
American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	34	144	(110)	209	861	(652)
American Century VP Inflation Protection Bond Fund	1	13	(12)	-	1	(1)
American Century VP Mid Cap Value Fund	-	250	(250)	67	44	23
American Century VP Ultra® Fund	7	832	(825)	581	1,919	(1,338)
American Century VP Value Fund	263	3,746	(3,483)	1,563	289	1,274

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	1	46	(45)	11	237	(226)

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	397	1,980	(1,583)	623	3,137	(2,514)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	15	359	(344)	34	2,516	(2,482)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	630	1,540	(910)	752	6,446	(5,694)

Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	101	536	(435)	1,100	2,152	(1,052)
Calvert VP Russell 2000® Small Cap Index Portfolio	266	830	(564)	414	730	(316)
Calvert VP S&P MidCap 400 Index Portfolio	403	688	(285)	288	1,238	(950)

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	4,089	1,912	2,177	27,407	9,553	17,854
Federated Hermes Managed Volatility Fund II - Primary Shares	2,899	3,271	(372)	3,093	8,871	(5,778)
Federated Hermes Quality Bond Fund II - Primary Shares	15,858	7,681	8,177	3,801	15,782	(11,981)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	594	2,492	(1,898)	1,061	2,994	(1,933)
Fidelity® VIP Growth & Income Portfolio - Initial Class	21	693	(672)	298	2,898	(2,600)
Fidelity® VIP Growth Portfolio - Initial Class	276	2,324	(2,048)	148	3,433	(3,285)
Fidelity® VIP High Income Portfolio - Service Class 2	2,441	1,804	637	1,176	2,277	(1,101)
Fidelity® VIP Index 500 Portfolio - Initial Class	64	869	(805)	867	596	271
Fidelity® VIP Mid Cap Portfolio - Service Class 2	552	2,619	(2,067)	1,719	4,448	(2,729)
Fidelity® VIP Overseas Portfolio - Initial Class	207	512	(305)	667	3,672	(3,005)

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	Period Ended December 31,
	2021			2020
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	261	328	(67)	1,529	1,331	198
Franklin Mutual Shares VIP Fund - Class 2	389	2,461	(2,072)	2,258	1,195	1,063
Franklin Small Cap Value VIP Fund - Class 2	236	785	(549)	1,030	2,674	(1,644)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	136	1,932	(1,796)	282	3,208	(2,926)
Franklin U.S. Government Securities VIP Fund - Class 2	9,486	3,452	6,034	2,848	6,779	(3,931)
Templeton Growth VIP Fund - Class 2	142	336	(194)	294	561	(267)

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	184	1,257	(1,073)	1,056	2,302	(1,246)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	587	917	(330)	747	4,476	(3,729)

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	10	223	(213)	309	2,961	(2,652)
T. Rowe Price Equity Income Portfolio	578	1,057	(479)	2,222	2,273	(51)
T. Rowe Price Mid-Cap Growth Portfolio	95	79	16	65	1,758	(1,693)
T. Rowe Price Moderate Allocation Portfolio	770	1,847	(1,077)	1,180	2,430	(1,250)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	1,618	4,505	(2,887)	5,592	4,618	974

Product B:
Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	1	1	-	-	1	(1)
Calvert VP S&P MidCap 400 Index Portfolio - Class F	195	1,272	(1,077)	1,188	1,829	(641)

Columbia Variable Products, Inc.:
Columbia VP Select Mid Cap Value Fund - Class 1	-	1	(1)	-	1	(1)
Columbia VP Small Cap Value Fund - Class 2	52	428	(376)	452	436	16

Federated Hermes Insurance Series:
Federated Hermes Managed Volatility Fund II - Primary Shares	-	-	-	-	100	(100)
Federated Hermes Quality Bond Fund II - Primary Shares	2,277	84	2,193	631	2,562	(1,931)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	98	211	(113)	98	1,366	(1,268)
Fidelity® VIP Growth Portfolio - Service Class 2	82	385	(303)	56	1,703	(1,647)
Fidelity® VIP High Income Portfolio - Service Class 2	644	44	600	260	893	(633)
Fidelity® VIP Index 500 Portfolio - Service Class 2	1	1	-	-	1	(1)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	47	380	(333)	311	462	(151)
Fidelity® VIP Real Estate Portfolio - Service Class 2	74	102	(28)	347	393	(46)

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	Period Ended December 31,
	2021			2020
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund - Class 2	158	535	(377)	1,128	1,181	(53)
Franklin Small Cap Value VIP Fund - Class 2	-	1	(1)	-	1	(1)
Franklin U.S. Government Securities VIP Fund - Class 2	2,845	75	2,770	822	2,707	(1,885)
Templeton Global Bond VIP Fund - Class 2	1,124	29	1,095	411	755	(344)

T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	-	13	(13)	17	2	15
T. Rowe Price Moderate Allocation Portfolio	-	1	(1)	-	79	(79)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	329	303	26	317	1,714	(1,397)

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

6. Unit Values

The following summarizes units outstanding, unit values, and net assets at December 31, 2021, 2020, 2019, 2018 and 2017, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

	As of December 31			Investment
Subaccount	Units	Unit Value (A)	Net Assets	Income Ratio (B)	Expense Ratio (C)	Total Return (D)

Product A:
American Century VP Capital Appreciation Fund:
2021	4,720	$50.80	$239,762	-%	1.40%	9.62%
2020	4,830	46.34	223,849	-	1.40	40.47
2019	5,482	32.99	180,832	-	1.40	33.73
2018	5,592	24.67	137,970	-	1.40	(6.52)
2017	7,905	26.39	208,612	-	1.40	20.12
American Century VP Inflation Protection Bond Fund:
2021	2,962	15.27	45,212	3.38	1.40	5.17
2020	2,974	14.52	43,185	1.61	1.40	8.28
2019	2,975	13.41	39,886	2.56	1.40	7.71
2018	2,979	12.45	37,101	3.55	1.40	(3.94)
2017	533	12.96	6,906	2.88	1.40	2.45
American Century VP Mid Cap Value Fund:
2021	64	31.19	1,984	0.85	1.40	21.50
2020	314	25.67	8,055	1.89	1.40	(0.19)
2019	291	25.72	7,485	2.05	1.40	27.39
2018	329	20.19	6,643	1.41	1.40	(14.05)
2017	342	23.49	8,034	1.56	1.40	10.13
American Century VP Ultra® Fund:
2021	5,440	61.77	336,052	-	1.40	21.45
2020	6,265	50.86	318,635	-	1.40	47.81
2019	7,603	34.41	261,634	-	1.40	32.70
2018	8,003	25.93	207,487	0.25	1.40	(0.61)
2017	8,061	26.09	210,336	0.35	1.40	30.38
American Century VP Value Fund:
2021	10,341	22.92	237,038	1.71	1.40	22.76
2020	13,824	18.67	258,062	2.41	1.40	(0.43)
2019	12,550	18.75	235,274	2.12	1.40	25.33
2018	12,918	14.96	193,299	1.67	1.40	(10.42)
2017	12,497	16.70	208,749	1.64	1.40	7.26
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares:
2021	1,304	37.68	49,134	0.60	1.40	24.93
2020	1,349	30.16	40,704	0.86	1.40	22.11
2019	1,575	24.70	38,893	1.26	1.40	32.23
2018	1,626	18.68	30,384	1.52	1.40	(5.99)
2017	1,627	19.87	32,329	0.92	1.40	13.48

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value (A)	Net Assets	Income Ratio (B)	Expense Ratio (C)	Total Return (D)

BNY Mellon VIF Appreciation Portfolio - Initial Shares:
2021	23,763	$45.07	$1,071,040	0.44%	1.40%	25.37%
2020	25,346	35.95	911,184	0.79	1.40	21.99
2019	27,860	29.47	821,095	1.19	1.40	34.20
2018	35,322	21.96	775,582	1.26	1.40	(8.16)
2017	37,465	23.91	895,602	1.34	1.40	25.64
BNY Mellon VIF Growth & Income Portfolio - Initial Shares:
2021	13,070	45.82	598,782	0.47	1.40	23.90
2020	13,414	36.98	496,040	0.77	1.40	22.90
2019	15,896	30.09	478,259	1.05	1.40	27.34
2018	11,813	23.63	279,107	0.80	1.40	(6.01)
2017	12,411	25.14	311,972	0.74	1.40	18.08
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares:
2021	24,796	35.99	892,443	0.11	1.40	14.87
2020	25,706	31.33	805,557	0.69	1.40	18.23
2019	31,400	26.50	832,234	-	1.40	20.07
2018	35,288	22.07	778,723	-	1.40	(20.21)
2017	40,003	27.66	1,106,477	-	1.40	22.99
Calvert VP NASDAQ-100 Index Portfolio:
2021	5,539	86.10	476,918	0.28	1.40	25.11
2020	5,974	68.82	411,132	0.44	1.40	46.18
2019	7,026	47.08	330,741	0.52	1.40	36.86
2018	7,075	34.40	243,335	0.55	1.40	(1.83)
2017	6,983	35.04	244,693	0.34	1.40	30.55
Calvert VP Russell 2000® Small Cap Index Portfolio:
2021	4,188	45.22	189,384	0.74	1.40	12.94
2020	4,752	40.04	190,277	1.09	1.40	18.01
2019	5,068	33.93	171,970	0.94	1.40	23.34
2018	5,670	27.51	155,979	1.08	1.40	(12.47)
2017	5,758	31.43	180,985	0.77	1.40	12.81
Calvert VP S&P MidCap 400 Index Portfolio:
2021	1,979	58.85	116,451	0.93	1.40	22.71
2020	2,264	47.96	108,564	1.01	1.40	11.77
2019	3,214	42.91	137,944	1.14	1.40	24.09
2018	3,469	34.58	119,967	0.95	1.40	(12.57)
2017	4,923	39.55	194,726	0.69	1.40	14.31
Federated Hermes Government Money Fund II - Service Shares:
2021	31,740	8.94	283,866	-	1.40	(1.43)
2020	29,563	9.07	268,091	0.10	1.40	(1.20)
2019	11,709	9.18	107,453	1.63	1.40	0.22
2018	11,633	9.16	106,504	1.24	1.40	(0.11)
2017	12,493	9.17	114,549	0.31	1.40	(1.08)

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value (A)	Net Assets	Income Ratio (B)	Expense Ratio (C)	Total Return (D)

Federated Hermes Managed Volatility Fund II - Primary Shares:
2021	48,375	$19.23	$930,186	1.77%	1.40%	16.90%
2020	48,747	16.45	802,002	2.73	1.40	(0.48)
2019	54,525	16.53	901,253	2.19	1.40	18.58
2018	61,716	13.94	860,346	1.90	1.40	(9.72)
2017	25,693	15.44	396,719	4.04	1.40	16.53
Federated Hermes Quality Bond Fund II - Primary Shares:
2021	103,169	12.26	1,265,268	2.38	1.40	(2.78)
2020	94,992	12.61	1,198,011	2.87	1.40	6.59
2019	106,973	11.83	1,265,322	2.96	1.40	7.94
2018	115,373	10.96	1,264,360	3.13	1.40	(1.97)
2017	119,889	11.18	1,340,286	3.31	1.40	2.57
Fidelity® VIP Contrafund® Portfolio - Initial Class:
2021	33,257	65.06	2,163,655	0.06	1.40	26.09
2020	35,155	51.60	1,814,179	0.25	1.40	28.74
2019	37,088	40.08	1,486,426	0.46	1.40	29.79
2018	36,774	30.88	1,135,755	0.69	1.40	(7.68)
2017	39,471	33.45	1,320,449	0.98	1.40	20.19
Fidelity® VIP Growth & Income Portfolio - Initial Class:
2021	10,862	39.19	425,641	2.42	1.40	24.22
2020	11,534	31.55	363,867	2.10	1.40	6.37
2019	14,134	29.66	419,258	3.42	1.40	28.23
2018	14,119	23.13	326,516	0.36	1.40	(10.24)
2017	16,056	25.77	413,736	1.27	1.40	15.30
Fidelity® VIP Growth Portfolio - Initial Class:
2021	12,630	58.63	740,457	-	1.40	21.54
2020	14,678	48.24	708,153	0.08	1.40	41.88
2019	17,963	34.00	610,720	0.26	1.40	32.45
2018	19,747	25.67	506,839	0.23	1.40	(1.53)
2017	29,419	26.07	767,011	0.21	1.40	33.28
Fidelity® VIP High Income Portfolio - Service Class 2:
2021	18,128	27.28	494,621	5.20	1.40	2.83
2020	17,491	26.53	464,006	5.01	1.40	1.03
2019	18,592	26.26	488,316	5.00	1.40	13.19
2018	20,334	23.20	471,837	5.36	1.40	(5.00)
2017	24,118	24.42	588,908	5.07	1.40	5.44
Fidelity® VIP Index 500 Portfolio - Initial Class:
2021	9,165	49.71	455,606	1.24	1.40	26.81
2020	9,970	39.20	390,881	1.78	1.40	16.60
2019	9,699	33.62	326,114	1.93	1.40	29.51
2018	12,458	25.96	323,350	1.83	1.40	(5.81)
2017	13,529	27.56	372,856	1.68	1.40	20.03

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value (A)	Net Assets	Income Ratio (B)	Expense Ratio (C)	Total Return (D)

Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2021	15,545	$62.71	$974,784	0.35%	1.40%	23.59%
2020	17,612	50.74	893,708	0.39	1.40	16.22
2019	20,341	43.66	888,010	0.64	1.40	21.48
2018	22,505	35.94	808,803	0.39	1.40	(15.97)
2017	25,160	42.77	1,076,005	0.49	1.40	18.90
Fidelity® VIP Overseas Portfolio - Initial Class:
2021	12,224	29.64	362,342	0.53	1.40	18.04
2020	12,529	25.11	314,615	0.42	1.40	14.03
2019	15,534	22.02	342,106	1.69	1.40	25.97
2018	16,498	17.48	288,346	1.58	1.40	(16.00)
2017	16,844	20.81	350,448	1.45	1.40	28.54
Franklin Global Real Estate VIP Fund - Class 2:
2021	7,906	22.89	180,940	0.89	1.40	25.08
2020	7,973	18.30	145,928	3.42	1.40	(6.73)
2019	7,775	19.62	152,523	2.83	1.40	20.74
2018	10,765	16.25	174,972	2.69	1.40	(8.09)
2017	10,217	17.68	180,626	3.13	1.40	8.93
Franklin Mutual Shares VIP Fund - Class 2:
2021	10,867	26.43	287,202	2.67	1.40	17.52
2020	12,939	22.49	290,971	2.98	1.40	(6.37)
2019	11,876	24.02	285,200	1.86	1.40	20.89
2018	12,785	19.87	254,002	2.44	1.40	(10.33)
2017	12,712	22.16	281,655	2.23	1.40	6.90
Franklin Small Cap Value VIP Fund - Class 2:
2021	7,232	51.86	375,025	0.99	1.40	23.65
2020	7,781	41.94	326,362	1.59	1.40	3.73
2019	9,425	40.43	381,070	1.07	1.40	24.59
2018	9,899	32.45	321,188	0.89	1.40	(14.09)
2017	10,590	37.77	399,984	0.52	1.40	9.13
Franklin Small-Mid Cap Growth VIP Fund - Class 2:
2021	11,269	48.29	544,141	-	1.40	8.49
2020	13,065	44.51	581,486	-	1.40	52.96
2019	15,991	29.10	465,323	-	1.40	29.62
2018	23,522	22.45	527,992	-	1.40	(6.69)
2017	24,432	24.06	587,729	-	1.40	19.76
Franklin U.S. Government Securities VIP Fund - Class 2:
2021	40,877	13.88	567,344	2.59	1.40	(3.21)
2020	34,843	14.34	499,494	3.45	1.40	2.43
2019	38,774	14.00	542,846	3.03	1.40	3.78
2018	46,762	13.49	630,840	2.82	1.40	(1.03)
2017	47,099	13.63	642,159	2.72	1.40	(0.07)

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value (A)	Net Assets	Income Ratio (B)	Expense Ratio (C)	Total Return (D)

Templeton Growth VIP Fund - Class 2:
2021	6,095	$20.41	$124,402	1.10%	1.40%	3.45%
2020	6,289	19.73	124,108	2.96	1.40	4.34
2019	6,556	18.91	124,000	2.80	1.40	13.57
2018	7,036	16.65	117,178	1.98	1.40	(16.08)
2017	7,443	19.84	147,650	1.62	1.40	16.91
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1:
2021	9,287	57.48	533,878	0.89	1.40	28.10
2020	10,360	44.87	464,914	1.44	1.40	(1.04)
2019	11,606	45.34	526,203	1.54	1.40	25.01
2018	14,942	36.27	541,897	0.99	1.40	(13.06)
2017	15,860	41.72	661,627	0.89	1.40	12.21
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1:
2021	6,141	45.09	276,895	0.49	1.40	19.70
2020	6,471	37.67	243,750	1.22	1.40	12.11
2019	10,200	33.60	342,691	0.36	1.40	22.90
2018	16,252	27.34	444,383	0.38	1.40	(13.18)
2017	16,499	31.49	519,506	0.31	1.40	13.64
T. Rowe Price All-Cap Opportunities Portfolio:
2021	4,040	67.06	270,921	-	1.40	19.13
2020	4,253	56.29	239,381	-	1.40	42.40
2019	6,905	39.53	272,993	0.35	1.40	33.05
2018	8,657	29.71	257,181	0.16	1.40	(0.24)
2017	9,309	29.78	277,224	0.08	1.40	32.59
T. Rowe Price Equity Income Portfolio:
2021	22,572	41.92	946,166	1.57	1.40	23.84
2020	23,051	33.85	780,397	2.36	1.40	(0.24)
2019	23,102	33.93	783,825	2.32	1.40	24.65
2018	24,361	27.22	663,055	2.01	1.40	(10.75)
2017	26,062	30.50	794,889	1.71	1.40	14.45
T. Rowe Price Mid-Cap Growth Portfolio:
2021	4,485	98.65	442,501	-	1.40	13.26
2020	4,469	87.10	389,254	-	1.40	22.09
2019	6,162	71.34	439,594	0.10	1.40	29.47
2018	10,249	55.10	564,682	-	1.40	(3.38)
2017	10,639	57.03	606,723	-	1.40	23.07
T. Rowe Price Moderate Allocation Portfolio:
2021	22,470	39.21	881,048	0.98	1.40	8.55
2020	23,547	36.12	850,638	1.38	1.40	12.95
2019	24,797	31.98	793,031	1.95	1.40	18.14
2018	27,132	27.07	734,412	1.77	1.40	(6.40)
2017	30,190	28.92	873,031	1.51	1.40	15.82

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value (A)	Net Assets	Income Ratio (B)	Expense Ratio (C)	Total Return (D)

T. Rowe Price International Stock Portfolio:
2021	27,633	$20.54	$567,617	0.57%	1.40%	(0.10)%
2020	30,520	20.56	627,408	0.59	1.40	12.90
2019	29,546	18.21	538,150	2.36	1.40	26.02
2018	33,971	14.45	491,016	1.34	1.40	(15.45)
2017	34,357	17.09	586,995	1.04	1.40	26.22

Product B:
Calvert VP NASDAQ-100 Index Portfolio:
2021	134	$88.61	$11,843	0.28%	1.00%	25.67%
2020	134	70.51	9,470	0.47	1.00	46.77
2019	135	48.04	6,489	0.52	1.00	37.41
2018	136	34.96	4,750	0.55	1.00	(1.44)
2017	137	35.47	4,849	0.50	1.00	31.03
Calvert VP S&P MidCap 400 Index Portfolio - Class F:
2021	5,638	16.55	93,329	0.81	1.00	22.96
2020	6,715	13.46	90,412	1.30	1.00	11.89
2019	7,356	12.03	88,461	1.16	1.00	24.41
2018	7,453	9.67	72,094	1.14	1.00	(12.49)
2017	7,536	11.05	83,263	1.07	1.00	10.50
Columbia VP Select Mid Cap Value Fund - Class 1:
2021	184	32.02	5,897	-	1.00	31.07
2020	185	24.43	4,521	-	1.00	6.40
2019	186	22.96	4,273	-	1.00	30.31
2018	187	17.62	3,299	-	1.00	(14.17)
2017	188	20.53	3,866	-	1.00	12.43
Columbia VP Small Cap Value Fund - Class 2:
2021	1,051	47.63	50,034	0.47	1.00	27.52
2020	1,427	37.35	53,298	0.36	1.00	7.51
2019	1,411	34.74	49,007	0.28	1.00	19.79
2018	1,325	29.00	38,415	0.17	1.00	(18.99)
2017	1,324	35.80	47,386	0.32	1.00	12.86
Federated Hermes Managed Volatility Fund II - Primary Shares:
2021	-	-	-	-	-	-
2020	-	-	-	2.50	1.00	(12.01)
2019	100	11.66	1,168	2.03	1.00	18.98
2018	100	9.80	983	-	1.00	(9.18)
2017	-	-	-	-	-	-
Federated Hermes Quality Bond Fund II - Primary Shares:
2021	10,941	12.78	139,840	2.18	1.00	(2.37)
2020	8,748	13.09	114,533	2.87	1.00	7.03
2019	10,679	12.23	130,604	2.97	1.00	8.33
2018	11,279	11.29	127,301	3.04	1.00	(1.57)
2017	10,285	11.47	117,945	3.08	1.00	3.05

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value (A)	Net Assets	Income Ratio (B)	Expense Ratio (C)	Total Return (D)

Fidelity® VIP Contrafund® Portfolio - Service Class 2:
2021	2,938	$41.65	$122,374	0.03%	1.00%	26.25%
2020	3,051	32.99	100,646	0.09	1.00	28.92
2019	4,319	25.59	110,512	0.22	1.00	29.96
2018	4,595	19.69	90,445	0.43	1.00	(7.56)
2017	9,936	21.30	211,615	0.78	1.00	20.41
Fidelity® VIP Growth Portfolio - Service Class 2:
2021	3,332	31.51	105,010	-	1.00	21.71
2020	3,635	25.89	94,127	0.05	1.00	42.10
2019	5,282	18.22	96,230	0.06	1.00	32.61
2018	5,790	13.74	79,525	0.04	1.00	(1.36)
2017	6,470	13.93	90,151	0.09	1.00	33.43
Fidelity® VIP High Income Portfolio - Service Class 2:
2021	4,245	14.50	61,576	5.42	1.00	3.20
2020	3,645	14.05	51,202	5.06	1.00	1.44
2019	4,278	13.85	59,251	5.06	1.00	13.62
2018	4,444	12.19	54,169	5.52	1.00	(4.62)
2017	4,253	12.78	54,341	5.23	1.00	5.88
Fidelity® VIP Index 500 Portfolio - Service Class 2:
2021	111	70.12	7,776	1.05	1.00	27.75
2020	111	54.89	6,117	1.57	1.00	17.39
2019	112	46.76	5,241	1.78	1.00	30.29
2018	113	35.89	4,047	1.56	1.00	(5.70)
2017	113	38.06	4,317	1.62	1.00	20.21
Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2021	1,699	31.96	54,308	0.35	1.00	24.07
2020	2,032	25.76	52,355	0.40	1.00	16.72
2019	2,183	22.07	48,189	0.68	1.00	21.93
2018	2,141	18.10	38,762	0.39	1.00	(15.62)
2017	7,303	21.45	156,681	0.50	1.00	19.37
Fidelity® VIP Real Estate Portfolio - Service Class 2:
2021	1,826	28.66	52,343	0.95	1.00	37.26
2020	1,854	20.88	38,711	2.00	1.00	(7.69)
2019	1,900	22.62	42,992	1.48	1.00	21.74
2018	2,044	18.58	37,974	2.59	1.00	(7.38)
2017	1,987	20.06	39,863	1.60	1.00	2.71
Franklin Mutual Shares VIP Fund - Class 2:
2021	4,865	31.64	153,897	2.87	1.00	18.02
2020	5,242	26.81	140,554	3.05	1.00	(6.00)
2019	5,295	28.52	151,012	1.83	1.00	21.36
2018	5,356	23.50	125,878	2.44	1.00	(9.96)
2017	5,169	26.10	134,944	2.24	1.00	7.27

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value (A)	Net Assets	Income Ratio (B)	Expense Ratio (C)	Total Return (D)

Franklin Small Cap Value VIP Fund - Class 2:
2021	182	$32.04	$5,821	1.00%	1.00%	24.14%
2020	183	25.81	4,713	1.49	1.00	4.16
2019	184	24.78	4,552	1.03	1.00	25.09
2018	185	19.81	3,660	0.87	1.00	(13.76)
2017	186	22.97	4,269	0.50	1.00	9.59
Franklin U.S. Government Securities VIP Fund - Class 2:
2021	11,590	12.04	139,599	2.63	1.00	(2.82)
2020	8,820	12.39	109,294	3.46	1.00	2.82
2019	10,705	12.05	129,037	2.97	1.00	4.15
2018	11,097	11.57	128,385	2.77	1.00	(0.69)
2017	10,066	11.65	117,224	2.69	1.00	0.34
Templeton Global Bond VIP Fund - Class 2:
2021	4,341	13.22	57,391	-	1.00	(5.91)
2020	3,246	14.05	45,614	8.78	1.00	(6.27)
2019	3,590	14.99	53,807	7.23	1.00	1.01
2018	3,581	14.84	53,130	-	1.00	0.95
2017	3,323	14.70	48,861	-	1.00	0.89
T. Rowe Price Equity Income Portfolio:
2021	345	29.03	10,025	1.57	1.00	24.33
2020	358	23.35	8,356	2.38	1.00	0.17
2019	343	23.31	7,997	2.34	1.00	25.12
2018	346	18.63	6,454	2.09	1.00	(10.39)
2017	432	20.79	8,982	1.74	1.00	14.86
T. Rowe Price Moderate Allocation Portfolio:
2021	149	35.08	5,234	0.98	1.00	8.94
2020	150	32.20	4,827	1.35	1.00	13.38
2019	229	28.40	6,506	2.00	1.00	18.63
2018	230	23.94	5,508	1.80	1.00	(6.01)
2017	231	25.47	5,887	1.28	1.00	16.25
T. Rowe Price International Stock Portfolio:
2021	6,757	20.72	140,030	0.59	1.00	0.29
2020	6,731	20.66	139,040	0.50	1.00	13.33
2019	8,128	18.23	148,161	2.43	1.00	26.51
2018	8,231	14.41	118,605	1.39	1.00	(15.04)
2017	8,039	16.96	136,370	1.09	1.00	26.57

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

(A)	There are no differences in unit value between accumulation units and units of contracts in annuitization period since there are no differences in charges that result in direct reductions of unit values.

(B)	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that contained net assets for a period less than the entire reporting period presented, average net assets have been calculated using only the period in which the subaccount contained net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(C)	These ratios represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(D)	These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts that contained net assets for a period less than the entire reporting period presented, total return has been calculated using only the period in which the subaccount contained net assets and has not been annualized.